4. Intangible assets - Future Amortization Expense (Details) (Quarterly)) (Quarterly Report [Member], USD $)	Mar. 31, 2014
Quarterly Report [Member]
2014	$ 20,100
2015	20,100
2016	20,100
2017	20,100
2018	$ 20,100